Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Nov. 08, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Apr. 22, 2022
C000254728
Account Value [Line Items]
Line Graph and Table Measure Name	FM Compounders Equity ETF
Account Value	$ 10,274	$ 10,118	$ 9,785	$ 10,304	$ 10,000
C000232649
Account Value [Line Items]
Line Graph and Table Measure Name	FM Focus Equity ETF
Account Value	$ 13,075		13,004			$ 12,842	$ 11,754	$ 11,845	$ 10,898	$ 9,701	$ 10,191	$ 9,419	$ 8,938	$ 8,408	$ 8,892	$ 10,000
S&P 500 Equal Weight Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Account Value	$ 9,831	$ 9,891	9,557	$ 10,195	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 14,571		$ 14,363			$ 14,025	$ 13,246	$ 12,701	$ 11,489	$ 10,286	$ 10,634	$ 9,779	$ 9,097	$ 8,458	$ 8,892	$ 10,000